Long-Term Debt and Other Financial Liabilities, Hinode Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Aug. 29, 2024 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 293,958	$ 261,451
Hinode Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount			$ 28,500
Term of charter contract	6 years
Number of payment installments | Installment	72
Installment payment	$ 288
Term of variable rate	1 month
Margin on variable rate	2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Purchase obligation	$ 8,250
Balance outstanding	$ 23,889